RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

15.                        RELATED PARTY TRANSACTIONS

For the years ended December 31, 2009, 2010 and 2011, the Group recorded advertising expense of $182,986, $288,836 and $nil, respectively, for services received from Allyes Information Technology Ltd. (“Allyes”), an affiliate of which Neil Shen, the Group’s chairman of the board is a director. Allyes is no longer an affiliate of Mr. Shen after Mr. Shen ceased to be a director of it in August 2010. The amount due to Allyes was $8,529 and $nil as of December 31, 2010 and 2011, respectively.

For the year ended December 31, 2009, 2010 and 2011, the Group recorded sales of goods of $nil, $nil and $356,090 to VIPShop Holdings Limited (“VIPShop”), with which the Group shares the same major shareholder. The amount due from VIPShop was $nil and $356,090 as of December 31, 2010 and 2011, respectively.